ACQUISITIONS (Details) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Mar. 02, 2020	Jan. 17, 2020	May 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Purchase price consist of common interests				$ 30,172	$ 432,144	$ 432,144
Purchase price consist of promissory notes	$ 41,300
Delta Private Jets LLC
Business Acquisition [Line Items]
Total purchase price		$ 427,000
Purchase price consist of common interests	5,100
Acquisition-related costs						800
Acquisition-related costs included in general and administrative expense						2,800	$ 1,400
Gama Aviation LLC
Business Acquisition [Line Items]
Total purchase price	73,900
Total purchase price of common interests	$ 27,500
Acquisition-related costs included in general and administrative expense						$ 2,400	400
Travel Management Company, LLC
Business Acquisition [Line Items]
Total purchase price			$ 29,800
Acquisition-related costs included in general and administrative expense							$ 3,100